Shareholder Fees (Vanguard Institutional Short-Term Bond Fund Institutional) - Vanguard Institutional Short-Term Bond Fund - Vanguard Institutional Short-Term Bond Fund - Institutional Plus Shares	Total
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none